PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio — Class I and II Shares

Schedule of Investments

September 30, 2021

Schedule of Investments | 9/30/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 98.2%
		COMMON STOCKS - 0.5% of Net Assets
		Energy Equipment & Services - 0.5%
6,048	(a)	FTS International, Inc.	$148,781
1,828+^(a)		Superior Energy Services, Inc.	80,432
		Total Energy Equipment & Services	$229,213
		TOTAL COMMON STOCKS
		(Cost $219,279)	$229,213
		CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
		Banks - 0.3%
95	(b)	Wells Fargo & Co., 7.5%	$140,790
		Total Banks	$140,790
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $125,547)	$140,790
Principal Amount USD ($)			Value
		CONVERTIBLE CORPORATE BONDS - 3.1% of Net Assets
		Airlines - 0.7%
92,000		Air Canada, 4.0%, 7/1/25	$131,517
219,000		Spirit Airlines, Inc., 1.0%, 5/15/26	205,184
		Total Airlines	$336,701
		Biotechnology - 0.3%
55,000		Insmed, Inc., 0.75%, 6/1/28	$60,122
81,000		Insmed, Inc., 1.75%, 1/15/25	83,796
		Total Biotechnology	$143,918
		Commercial Services - 0.0%†
935		Macquarie Infrastructure Corp., 2.0%, 10/1/23	$925
		Total Commercial Services	$925
		Energy-Alternate Sources - 0.4%
192,000	(c)	Enphase Energy, Inc., 3/1/28 (144A)	$177,600
		Total Energy-Alternate Sources	$177,600
		Entertainment - 0.5%
140,000	(c)	DraftKings, Inc., 3/15/28 (144A)	$123,270
99,000		IMAX Corp., 0.5%, 4/1/26 (144A)	96,704
		Total Entertainment	$219,974
		Pharmaceuticals - 0.5%
130,000		Revance Therapeutics, Inc., 1.75%, 2/15/27	$149,292
136,000		Tricida, Inc., 3.5%, 5/15/27	59,976
		Total Pharmaceuticals	$209,268
		REIT - 0.2%
63,000		Summit Hotel Properties, Inc., 1.5%, 2/15/26	$66,168
		Total REIT	$66,168
		Software - 0.5%
82,000		Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$82,631
60,000		Jamf Holding Corp., 0.125%, 9/1/26 (144A)	62,438
105,000		Verint Systems, Inc., 0.25%, 4/15/26 (144A)	101,431
		Total Software	$246,500
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $1,438,441)	$1,401,054
		CORPORATE BONDS - 86.1% of Net Assets
		Advertising - 2.0%
180,000		Clear Channel Outdoor Holdings, Inc., 7.5%, 6/1/29 (144A)	$187,200
110,000		Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	115,775
260,000		Midas OpCo Holdings LLC, 5.625%, 8/15/29 (144A)	269,035
70,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	69,380
60,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	63,375
200,000		Summer BC Bidco B LLC, 5.5%, 10/31/26 (144A)	204,980
		Total Advertising	$909,745
		Aerospace & Defense - 0.8%
230,000		Bombardier, Inc., 6.0%, 2/15/28 (144A)	$232,588
115,000		Bombardier, Inc., 7.125%, 6/15/26 (144A)	121,037
		Total Aerospace & Defense	$353,625
		Airlines - 0.8%
35,000		Air Canada, 3.875%, 8/15/26 (144A)	$35,296
70,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	73,587
55,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	59,265
197,000		Delta Air Lines, Inc., 3.75%, 10/28/29	200,532
		Total Airlines	$368,680
		Auto Manufacturers - 3.5%
243,000		Allison Transmission, Inc., 3.75%, 1/30/31 (144A)	$236,317
200,000		Ford Motor Credit Co. LLC, 3.375%, 11/13/25	205,500
305,000		Ford Motor Credit Co. LLC, 3.815%, 11/2/27	316,438
300,000		Ford Motor Credit Co. LLC, 4.134%, 8/4/25	317,250
214,000		Ford Motor Credit Co. LLC, 5.113%, 5/3/29	239,145
254,000		JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	267,335
		Total Auto Manufacturers	$1,581,985

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		Auto Parts & Equipment - 1.2%
208,000		American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$213,720
331,000		Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	346,530
		Total Auto Parts & Equipment	$560,250
		Banks - 0.5%
15,000		Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$14,587
69,000		Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	69,949
118,000		Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	120,360
		Total Banks	$204,896
		Biotechnology - 0.7%
220,000		Grifols Escrow Issuer SA., 4.75%, 10/15/28 (144A)	$224,609
90,000		HCRX Investments Holdco LP, 4.5%, 8/1/29 (144A)	90,450
		Total Biotechnology	$315,059
		Building Materials - 3.0%
100,000		Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$102,128
142,000		Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	150,520
441,000		Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	468,562
90,000		CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)	90,225
79,000		Koppers, Inc., 6.0%, 2/15/25 (144A)	80,778
280,000		Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	301,700
20,000		PGT Innovations, Inc., 4.375%, 10/1/29 (144A)	20,150
10,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	10,500
112,000		Summit Materials LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	117,460
		Total Building Materials	$1,342,023
		Chemicals - 3.7%
103,000		Hexion, Inc., 7.875%, 7/15/27 (144A)	$109,952
218,000		Ingevity Corp., 3.875%, 11/1/28 (144A)	217,455
65,000		Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (144A)	67,925
155,000		LSF11 A5 Holdco, 6.625%, 10/15/29 (144A)	155,000
180,000		OCI NV, 4.625%, 10/15/25 (144A)	189,126
283,000		Olin Corp., 5.0%, 2/1/30	299,272
345,000		Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	347,588
127,000		Tronox, Inc., 4.625%, 3/15/29 (144A)	126,365
155,000		Tronox, Inc., 6.5%, 5/1/25 (144A)	162,699
		Total Chemicals	$1,675,382
		Coal - 0.4%
185,000		SunCoke Energy, Inc., 4.875%, 6/30/29 (144A)	$184,306
		Total Coal	$184,306
		Commercial Services - 5.3%
95,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$100,442
215,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	233,275
130,000		APX Group, Inc., 5.75%, 7/15/29 (144A)	128,225
105,000		APX Group, Inc., 6.75%, 2/15/27 (144A)	111,646
140,000		Brink's Co., 5.5%, 7/15/25 (144A)	146,300
280,000		CoreLogic, Inc., 4.5%, 5/1/28 (144A)	278,250
367,000		Garda World Security Corp., 6.0%, 6/1/29 (144A)	356,944
206,000		Garda World Security Corp., 9.5%, 11/1/27 (144A)	222,198
75,000		Gartner, Inc., 3.625%, 6/15/29 (144A)	75,940
70,000		HealthEquity, Inc., 4.5%, 10/1/29 (144A)	71,235
105,000		NESCO Holdings II, Inc., 5.5%, 4/15/29 (144A)	108,906
60,000		Nielsen Finance LLC/Nielsen Finance Co., 4.5%, 7/15/29 (144A)	58,668
60,000		Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	58,366
120,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	129,811
260,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	268,783
80,000		Sotheby's, 7.375%, 10/15/27 (144A)	84,600
		Total Commercial Services	$2,433,589
		Computers - 1.1%
195,000		Diebold Nixdorf, Inc., 8.5%, 4/15/24	$199,144
20,000		Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	21,887
140,000		KBR, Inc., 4.75%, 9/30/28 (144A)	141,750
90,000		NCR Corp., 5.0%, 10/1/28 (144A)	91,963
45,000		NCR Corp., 5.25%, 10/1/30 (144A)	47,184
		Total Computers	$501,928
		Diversified Financial Services - 3.8%
145,000		Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$148,517
361,250	(d)	Avation Capital SA., 8.25% (9.00% PIK or 8.25% cash), 10/31/26 (144A)	305,256
209,392	(d)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK or 6.50% cash), 9/15/24 (144A)	205,728
200,000		Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.0%, 8/15/28 (144A)	203,000
60,000		Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	61,800
30,000		Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	31,312
237,000		Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	241,148
140,000		United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	135,927
365,000		VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	396,481
		Total Diversified Financial Services	$1,729,169
		Electric - 2.3%
105,000		Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	$105,262

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)		Value
	Electric - (continued)
65,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	$64,919
70,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	71,150
60,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	59,216
85,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	83,491
180,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	177,300
175,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	164,063
76,000	Talen Energy Supply LLC, 10.5%, 1/15/26 (144A)	41,800
90,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	90,225
183,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	189,416
	Total Electric	$1,046,842
	Electrical Components & Equipment - 0.6%
112,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$113,931
90,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	96,285
60,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	66,450
	Total Electrical Components & Equipment	$276,666
	Electronics - 0.4%
70,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$72,100
70,000	Sensata Technologies BV, 4.0%, 4/15/29 (144A)	71,257
55,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	55,376
	Total Electronics	$198,733
	Energy-Alternate Sources - 0.4%
190,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	$196,413
	Total Energy-Alternate Sources	$196,413
	Engineering & Construction - 2.0%
80,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$81,000
340,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	368,900
182,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	183,083
240,000	TopBuild Corp., 3.625%, 3/15/29 (144A)	241,572
50,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	50,500
	Total Engineering & Construction	$925,055
	Entertainment - 3.3%
55,000	Boyne USA, Inc., 4.75%, 5/15/29 (144A)	$56,787
70,000	Caesars Entertainment, Inc., 4.625%, 10/15/29 (144A)	70,962
257,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	288,804
145,000	Lions Gate Capital Holdings LLC, 5.5%, 4/15/29 (144A)	149,897
200,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	208,376
35,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	36,050
100,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	107,875
100,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	112,364
242,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	256,823
220,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	224,774
	Total Entertainment	$1,512,712
	Environmental Control - 0.7%
55,000	GFL Environmental, Inc., 4.0%, 8/1/28 (144A)	$54,587
170,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	171,700
95,000	Tervita Corp., 11.0%, 12/1/25 (144A)	107,825
	Total Environmental Control	$334,112
	Food - 1.3%
253,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$260,109
215,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	216,613
120,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	123,150
	Total Food	$599,872
	Forest Products & Paper - 2.0%
96,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$98,640
300,000	Mercer International, Inc., 5.125%, 2/1/29	306,375
285,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	296,422
218,000	Sylvamo Corp., 7.0%, 9/1/29 (144A)	223,040
	Total Forest Products & Paper	$924,477
	Healthcare-Services - 2.6%
65,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	$68,352
75,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	72,937
65,000	ModivCare Escrow Issuer, Inc., 5.0%, 10/1/29 (144A)	67,376
165,000	Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29 (144A)	165,000
70,000	Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29 (144A)	70,000
135,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	144,787
22,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	23,237
57,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	57,998
237,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	255,960
80,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	84,700
146,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	155,125
	Total Healthcare-Services	$1,165,472
	Home Builders - 2.1%
55,000	Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30 (144A)	$55,344
125,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	130,937
167,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	183,909

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)		Value
	Home Builders - (continued)
83,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 4.875%, 2/15/30 (144A)	$84,660
108,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC., 6.25%, 9/15/27 (144A)	113,537
250,000	KB Home, 4.0%, 6/15/31	256,563
125,000	M/I Homes, Inc., 3.95%, 2/15/30 (144A)	125,625
	Total Home Builders	$950,575
	Household Products/Wares - 0.4%
65,000	Central Garden & Pet Co., 4.125%, 4/30/31 (144A)	$66,009
105,000	Spectrum Brands, Inc., 5.5%, 7/15/30 (144A)	116,288
12,000	Spectrum Brands, Inc., 5.75%, 7/15/25	12,300
	Total Household Products/Wares	$194,597
	Housewares - 1.0%
476,000	Scotts Miracle-Gro Co., 4.0%, 4/1/31 (144A)	$475,105
	Total Housewares	$475,105
	Internet - 0.7%
110,000	Netflix, Inc., 3.625%, 6/15/25 (144A)	$116,875
97,000	Netflix, Inc., 4.875%, 4/15/28	111,792
90,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	109,013
	Total Internet	$337,680
	Iron & Steel - 1.7%
55,000	Allegheny Technologies, Inc., 4.875%, 10/1/29	$55,206
30,000	Allegheny Technologies, Inc., 5.125%, 10/1/31	30,231
320,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	341,200
11,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	12,623
100,000	Commercial Metals Co., 3.875%, 2/15/31	100,553
215,000	TMS International Corp., 6.25%, 4/15/29 (144A)	224,675
	Total Iron & Steel	$764,488
	Leisure Time - 1.6%
65,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$69,387
35,000	Carnival Corp., 10.5%, 2/1/26 (144A)	40,574
140,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	143,500
40,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	41,500
80,000	Royal Caribbean Cruises, Ltd., 5.5%, 4/1/28 (144A)	81,825
30,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	32,604
43,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	49,063
109,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	105,458
69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	69,172
80,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	79,700
	Total Leisure Time	$712,783
	Lodging - 0.5%
135,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.0%, 6/1/29 (144A)	$137,700
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	102,489
	Total Lodging	$240,189
	Machinery-Construction & Mining - 0.3%
110,000	Terex Corp., 5.0%, 5/15/29 (144A)	$113,988
	Total Machinery-Construction & Mining	$113,988
	Media - 3.2%
50,000	Audacy Capital Corp., 6.75%, 3/31/29 (144A)	$50,396
175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	182,229
257,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	265,039
200,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	209,000
111,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	48,562
106,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	109,419
313,000	Mav Acquisition Corp., 8.0%, 8/1/29 (144A)	299,003
80,000	News Corp., 3.875%, 5/15/29 (144A)	82,200
230,000	Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)	228,137
	Total Media	$1,473,985
	Metal Fabricate/Hardware - 0.0%†
10,000	Roller Bearing Co. of America, Inc., 4.375%, 10/15/29 (144A)	$10,250
	Total Metal Fabricate/Hardware	$10,250
	Mining - 2.1%
248,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$238,092
263,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	260,010
200,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	203,500
77,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	80,646
69,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	76,504
40,000	Novelis Corp., 3.25%, 11/15/26 (144A)	40,567
60,000	Novelis Corp., 3.875%, 8/15/31 (144A)	59,343
	Total Mining	$958,662
	Oil & Gas - 7.5%
151,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$163,080
130,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	132,600
300,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	309,750
106,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	111,565
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	92,475
175,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	178,937

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		Oil & Gas - (continued)
32,000		MEG Energy Corp., 6.5%, 1/15/25 (144A)	$32,927
25,000		MEG Energy Corp., 7.125%, 2/1/27 (144A)	26,245
219,000		Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	225,296
250,000		Occidental Petroleum Corp., 4.4%, 4/15/46	248,947
48,000		PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	45,480
130,000		Precision Drilling Corp., 6.875%, 1/15/29 (144A)	135,778
115,000		Rockcliff Energy II LLC, 5.5%, 10/15/29 (144A)	116,725
105,000		Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	107,625
185,000		Southwestern Energy Co., 5.375%, 2/1/29 (144A)	197,915
265,000		Southwestern Energy Co., 5.375%, 3/15/30	286,083
310,000		Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	307,096
235,000		Tap Rock Resources LLC, 7.0%, 10/1/26 (144A)	241,463
249,041		Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	244,061
200,000		Tullow Oil Plc, 10.25%, 5/15/26 (144A)	208,852
		Total Oil & Gas	$3,412,900
		Oil & Gas Services - 0.6%
80,000		Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$82,600
77,000		Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	80,850
89,000		Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	84,995
		Total Oil & Gas Services	$248,445
		Packaging & Containers - 1.9%
254,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$313,690
324,000		Greif, Inc., 6.5%, 3/1/27 (144A)	339,030
210,000		TriMas Corp., 4.125%, 4/15/29 (144A)	214,725
		Total Packaging & Containers	$867,445
		Pharmaceuticals - 2.8%
95,000		AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$95,049
80,000		Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	81,200
105,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)	76,333
83,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	83,184
200,000		Jazz Securities, DAC, 4.375%, 1/15/29 (144A)	207,260
110,000		P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	114,257
139,000		Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	141,606
456,000		Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	453,282
		Total Pharmaceuticals	$1,252,171
		Pipelines - 4.0%
49,000		DCP Midstream Operating LP, 4.95%, 4/1/22	$49,245
200,000		DCP Midstream Operating LP, 5.375%, 7/15/25	221,000
165,000		Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	169,127
115,000		Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	122,475
220,000	(b)(e)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	229,075
5,000		EnLink Midstream LLC, 5.375%, 6/1/29	5,277
40,000		EnLink Midstream Partners LP, 5.05%, 4/1/45	36,500
99,000		EnLink Midstream Partners LP, 5.45%, 6/1/47	95,519
116,000		EnLink Midstream Partners LP, 5.6%, 4/1/44	110,780
80,000		Genesis Energy LP/Genesis Energy Finance Corp., 8.0%, 1/15/27	81,216
111,000		Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	115,717
273,000		Harvest Midstream I LP, 7.5%, 9/1/28 (144A)	290,786
70,000		Hess Midstream Operations LP, 4.25%, 2/15/30 (144A)	70,914
91,000		PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	88,725
45,000		Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	46,352
65,000		Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31 (144A)	67,763
		Total Pipelines	$1,800,471
		Real Estate - 0.4%
170,000		Kennedy-Wilson, Inc., 4.75%, 2/1/30	$172,975
		Total Real Estate	$172,975
		REITs - 2.6%
200,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$203,000
105,000		iStar, Inc., 4.25%, 8/1/25	109,067
195,000		iStar, Inc., 4.75%, 10/1/24	206,212
146,000		MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	156,658
350,000		Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.0%, 1/15/30 (144A)	346,938
140,000		Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)	144,013
		Total REITs	$1,165,888
		Retail - 3.6%
150,000		AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$148,500
60,000		Ambience Merger Sub, Inc., 7.125%, 7/15/29 (144A)	59,850
93,000		Asbury Automotive Group, Inc., 4.5%, 3/1/28	95,616
60,000		Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	68,100
135,000		Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	134,156
35,000		Gap, Inc., 3.625%, 10/1/29 (144A)	35,044
35,000		Gap, Inc., 3.875%, 10/1/31 (144A)	35,044
20,000		GYP Holdings III Corp., 4.625%, 5/1/29 (144A)	20,225
60,000		Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	61,650
110,000		LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	112,868
160,000		LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	164,171

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)		Value
	Retail - (continued)
85,000	Lithia Motors, Inc., 3.875%, 6/1/29 (144A)	$88,227
110,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	110,687
93,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	97,301
155,000	QVC, Inc., 4.375%, 9/1/28	160,231
77,000	QVC, Inc., 4.75%, 2/15/27	81,620
50,000	SRS Distribution, Inc., 4.625%, 7/1/28 (144A)	51,010
35,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	36,050
91,000	Staples, Inc., 7.5%, 4/15/26 (144A)	92,365
	Total Retail	$1,652,715
	Semiconductors - 0.4%
170,000	Entegris, Inc., 3.625%, 5/1/29 (144A)	$173,423
	Total Semiconductors	$173,423
	Software - 0.3%
150,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	$147,375
	Total Software	$147,375
	Telecommunications - 3.4%
200,000	Altice France Holding SA., 6.0%, 2/15/28 (144A)	$190,733
260,000	Altice France SA., 5.125%, 7/15/29 (144A)	255,328
78,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	79,132
115,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	115,144
63,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	65,835
55,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	53,156
200,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	203,726
80,000	Lumen Technologies, Inc., 4.0%, 2/15/27 (144A)	81,744
200,000	Lumen Technologies, Inc., 4.5%, 1/15/29 (144A)	193,796
135,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	126,405
185,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	193,223
	Total Telecommunications	$1,558,222
	Transportation - 2.4%
295,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$294,122
105,000	Danaos Corp., 8.5%, 3/1/28 (144A)	116,025
90,000	Seaspan Corp., 5.5%, 8/1/29 (144A)	91,820
200,000	Seaspan Corp., 6.5%, 4/29/26 (144A)	215,000
75,000	Watco Cos., LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	80,250
250,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	279,998
	Total Transportation	$1,077,215
	Trucking & Leasing - 0.2%
85,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$96,262
	Total Trucking & Leasing	$96,262
	TOTAL CORPORATE BONDS
	(Cost $38,008,386)	$39,198,800
Face Amount USD ($)		Value
	INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets#
	Reinsurance Sidecars - 0.0%†
	Multiperil - Worldwide - 0.0%†
50,000+(a)(f)	Lorenz Re 2018, 7/1/22	$383
25,723+(a)(f)	Lorenz Re 2019, 6/30/22	2,001
	Total Reinsurance Sidecars	$2,384
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $17,667)	$2,384
Principal Amount USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.3% of Net Assets*(g)
	Aerospace & Defense - 0.4%
140,000	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/30/21	$141,050
41,620	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, (15.5% PIK 0% cash), 12/30/21	42,712
	Total Aerospace & Defense	$183,762
	Diversified & Conglomerate Service - 0.5%
95,520	First Brands Group LLC, 2021 First Lien Term Loan, 6.0% (LIBOR + 500 bps), 3/30/27	$96,618
152,609	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	149,230
	Total Diversified & Conglomerate Service	$245,848
	Entertainment & Leisure - 0.4%
173,211	Enterprise Development Authority, Term B Loan, 5.0% (LIBOR + 425 bps), 2/28/28	$173,856
	Total Entertainment & Leisure	$173,856
	Healthcare, Education & Childcare - 0.1%
24,875	Surgery Center Holdings, Inc., 2021 New Term Loan, 4.5% (LIBOR + 375 bps), 8/31/26	$24,946
	Total Healthcare, Education & Childcare	$24,946
	Securities & Trusts - 0.6%
214,862	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$234,199
15,561	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	16,962
	Total Securities & Trusts	$251,161

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)						Value
		Telecommunications - 0.2%
96,134		Commscope, Inc., Initial Term Loan, 3.334% (LIBOR + 325 bps), 4/6/26				$95,789
		Total Telecommunications				$95,789
		Utilities - 0.1%
59,250		PG & E Corp., Term Loan, 3.5% (LIBOR + 300 bps), 6/23/25				$58,287
		Total Utilities				$58,287
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $984,210)				$1,033,649
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.9% of Net Assets
1,200,000	(c)	U.S. Treasury Bills, 10/12/21				$1,199,991
786,000	(c)	U.S. Treasury Bills, 11/26/21				785,953
714,000	(c)	U.S. Treasury Bills, 12/2/21				713,963
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $2,699,947)				$2,699,907
Shares						Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Health Care Providers & Services - 0.0%†
80+^(a)(h)		Option Care Health, Inc. 6/30/25				$197
80+^(a)(h)		Option Care Health, Inc. 6/30/25				161
		Total Health Care Providers & Services				$358
		Transportation - 0.0%†
1,007^(a)(i)		Syncreon Group, 10/01/24				$20,744
		Total Transportation				$20,744
		TOTAL RIGHTS/WARRANTS
		(Cost $0)				$21,102
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.2%
		(Cost $43,493,477)				$44,726,899
Shares			Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
		AFFILIATED ISSUER - 1.2%
		CLOSED-END FUND - 1.2% of Net Assets
60,000	(j)	Pioneer ILS Interval Fund	$—	$—	$6,000	$515,400
		TOTAL CLOSED-END FUND
		(Cost $636,000)				$515,400
		TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.2%
		(Cost $636,000)				$515,400
		OTHER ASSETS AND LIABILITIES - 0.6%				$303,433
		NET ASSETS - 100.0%				$45,545,732

bps	Basis Points.
CMT	Constant Maturity Treasury.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2021, the value of these securities amounted to $33,092,450, or 72.7% of net assets.

†	Amount rounds to less than 0.1%.
*	Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2021.
+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2021.
(f)	Issued as preference shares.
(g)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2021.
(h)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(i)	Syncreon Group warrants are exercisable into 1,007 shares.
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc., (the "Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	6/26/2018	$ 9,548	$ 383
Lorenz Re 2019	7/10/2019	8,119	2,001
Total Restricted Securities			$ 2,384
% of Net assets			0.0%†

† Amount rounds to less than 0.1%.

Schedule of Investments | 9/30/21 (unaudited) (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	106,931	EUR	(91,000)	Citibank NA	11/24/21	$ 1,420
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$ 1,420

FUTURES CONTRACT

FIXED INCOME INDEX FUTURES CONTRACT
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1	U.S. 5 Year Note (CBT)	12/31/21	$ 122,719	$ 122,742	$ 23

TOTAL FUTURES CONTRACT			$ 122,719	122,742	$ 23

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
1,640,000	Markit CDX North America High Yield Index Series 36	Pay	5.00%	6/20/26	$ 2,506	$ (156,115)	$ (153,609)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION					$ 2,506	$ (156,115)	$ (153,609)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
309,616	Markit CDX North America High Yield Index Series 31	Receive	5.00%	12/20/21	$ (2,451)	$ 5,524	$ 3,073
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION					$ (2,451)	$ 5,524	$ 3,073
TOTAL SWAP CONTRACTS					$ 55	$ (150,591)	$ (150,536)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy Equipment & Services	$ 148,781	$ –	$ 80,432	$ 229,213
Convertible Preferred Stock	140,790	–	–	140,790
Convertible Corporate Bonds	–	1,401,054	–	1,401,054
Corporate Bonds	–	39,198,800	–	39,198,800
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	2,384	2,384
Senior Secured Floating Rate Loan Interests	–	1,033,649	–	1,033,649
U.S. Government and Agency Obligations	–	2,699,907	–	2,699,907
Rights/Warrants
Health Care Providers & Services	–	–	358	358
Transportation	–	20,744	–	20,744
Affiliated Closed-End Fund	–	515,400	–	515,400
Total Investments in Securities	$ 289,571	$ 44,869,554	$ 83,174	$ 45,242,299
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$ –	$ 1,420	$ –	$ 1,420
Net unrealized appreciation on futures contracts	23	–	–	23
Swap contracts, at value	–	(150,536)	–	(150,536)
Total Other Financial Instruments	$ 23	$ (149,116)	$ –	$ (149,093)

 Schedule of Investments | 9/30/21 (unaudited) (continued)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stock	Insurance-Linked Securities	Warrants	Total
Balance as of 12/31/20	$--	$2,290	$162*	$2,452
Realized gain (loss)	--	–	--	--
Change in unrealized appreciation (depreciation)	25,592	2,292	196	28,080
Accrued discounts/premiums	--	–	--	--
Purchases	54,840	–	--	54,840
Sales	--	(2,198)	--	(2,198)
Transfers in to Level 3**	--	–	--	--
Transfers out of Level 3**	--	–	--	--
Balance as of 9/30/21	$80,432	$2,384	$358	$83,174

*	Includes security that is valued at $0.
**	Transfers are calculated on the beginning of period values. During the nine months ended September 30, 2021 there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2021: $28,079.

Pioneer High Yield VCT Portfolio | 9/30/21